Schedule of Selling and Marketing Expenses (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Selling and Marketing Expenses [Abstract]
Professional fees	$ 13,860	$ 87,750
Bad debts		4,513
Advertising and marketing expenses	158,892	192,271
Total selling and marketing expenses	$ 172,752	$ 284,534